Statutory Reserves and Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulated Operations [Abstract]
Required minimum percentage of annual appropriations	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Appropriations to statutory reserves	¥ 5,194	¥ 185,270	¥ 119,308
Capital reserves not available for distribution	1,477,339	862,484	677,213
Statutory reserves not available for distribution	¥ 1,477,339	¥ 862,484	¥ 677,213